UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             2/14/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         132
                                             -------------------------

Form 13F Information Table Value Total:      $  249,264
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
Abaxis, Inc.                      COM      002567105      165        28900    SH           SOLE                28900
Aberdeen Australia Equity Fund    COM      003011103      114        20812    SH           SOLE                20812
ABM Industries, Inc.              COM      000957100     1119        35700    SH           SOLE                35700
Adaptec, Inc.                     COM      00651F108     2481       171110    SH           SOLE               171110
Alcoa, Inc.                       COM      013817101     3843       108100    SH           SOLE               108100
Allete, Inc.                      COM      018522102     1256        49850    SH           SOLE                49850
Ametek, Inc.                      COM      031100100     2930        91870    SH           SOLE                91870
Amgen, Inc.                       COM      031162100      294         5205    SH           SOLE                 5205
Anheuser-Busch Cos., Inc.         COM      035229103     3703        81905    SH           SOLE                81905
Apria Healthcare Group Com        COM      037933108     1577        63090    SH           SOLE                63090
Arrow International, Inc.         COM      042764100     1251        31310    SH           SOLE                31310
Arvinmeritor, Inc.                COM      043353101     2377       121013    SH           SOLE               121013
Ashland, Inc.                     COM      044204105     3260        70750    SH           SOLE                70750
Bank of America                   COM      060505104     1030        16370    SH           SOLE                16370
Barr Laboratories                 COM      068306109     2697        33980    SH           SOLE                33980
BB&T Corp.                        COM      054937107      502        13898    SH           SOLE                13898
Bear Stearns                      COM      073902108     2486        42397    SH           SOLE                42397
Boeing Co.                        COM      097023105     4507       116222    SH           SOLE               116222
Briggs & Stratton Corp.           COM      109043109     2953        69150    SH           SOLE                69150
Caterpillar, Inc.                 COM      149123101     4161        79630    SH           SOLE                79630
Centex Construction Products,     COM      15231R109     2470        77070    SH           SOLE                77070
Chevrontexaco Corp                COM      166764100      211         2356    SH           SOLE                 2356
CIGNA Corp.                       COM      125509109     3886        41945    SH           SOLE                41945
Coca Cola Co.                     COM      191216100      680        14421    SH           SOLE                14421
Comerica, Inc.                    COM      200340107     3781        65993    SH           SOLE                65993
Compaq Computer Corp.             COM      204493100      405        41463    SH           SOLE                41463
Concord EFS                       COM      206197105      224         6820    SH           SOLE                 6820
Constellation Brands, Inc.        COM      21036P108     2982        69601    SH           SOLE                69601
Countrywide Credit                COM      222372104     3282        80111    SH           SOLE                80111
Crane Co.                         COM      224399105     1573        61347    SH           SOLE                61347
Cree, Inc.                        COM      225447101      246         8350    SH           SOLE                 8350
CT&T FDS Montag & Cald GR         COM      126413509      334        13851    SH           SOLE                13851
CTS Corp.                         COM      126501105     1442        90670    SH           SOLE                90670
CVS Corp.                         COM      126650100     2991       101035    SH           SOLE               101035
Cytyc Corp.                       COM      232946103      211         8100    SH           SOLE                 8100
Deucalion Research, Inc.          COM      251468104        0       115000    SH           SOLE               115000
Dexterity Surgical, Inc.          COM      252368105        1        46000    SH           SOLE                46000
DTE Energy Co.                    COM      233331107     2841        67750    SH           SOLE                67750
Eaton Corp.                       COM      278058102     3068        41235    SH           SOLE                41235
EI Dupont                         COM      263534109      245         5770    SH           SOLE                 5770
Exxon Mobile Corp.                COM      30231g102     1182        30070    SH           SOLE                30070
Ezcony Interamerica               COM      G3287M102        2        20100    SH           SOLE                20100
FirstEnergy Corp.                 COM      337932107     5478       156595    SH           SOLE               156595
FirstMerit Corp. Com              COM      337915102     1684        62157    SH           SOLE                62157
Footstar, Inc                     COM      344912100     1407        44962    SH           SOLE                44962
Ford Motor Co.                    COM      345370100     3522       224045    SH           SOLE               224045
GenCorp, Inc.                     COM      368682100     1722       122050    SH           SOLE               122050
General Cable Del New Com.        COM      369300108     2502       190975    SH           SOLE               190975
General Electric Co.              COM      369604103      588        14680    SH           SOLE                14680
Gentner Communications            COM      37245J105      317        19000    SH           SOLE                19000
Goodrich, BF Co.                  COM      382388106     2273        85375    SH           SOLE                85375
Growth Fd Amer Inc CL F           COM        399874403    331        13997    SH           SOLE                13997
Guidant Corp.                     COM      401698105     5259       105603    SH           SOLE               105603
Harland John H. Co.               COM      412693103     1536        69500    SH           SOLE                69500
Harman International Industrie    COM      413086109     2611        57894    SH           SOLE                57894
Haverty Furniture Co., Inc.       COM      419596101     2448       147914    SH           SOLE               147914
HJ Heinz Co.                      COM      423074103      434        10550    SH           SOLE                10550
IBM                               COM      459200101      252         2080    SH           SOLE                 2080
ICN Pharmaceuticals, Inc.         COM      448924100     4279       127730    SH           SOLE               127730
Innodata Corp.                    COM      457642205       83        28000    SH           SOLE                28000
Intel Corp.                       COM      458140100      535        17000    SH           SOLE                17000
Interpore International           COM      46062W107      118        14164    SH           SOLE                14164
Johnson & Johnson                 COM      478160104      290         4900    SH           SOLE                 4900
Johnson Controls, Inc.            COM      478366107     5783        71620    SH           SOLE                71620
Jones Apparel Group, Inc.         COM      480074103     3181        95888    SH           SOLE                95888
JP Morgan, Chase & Co             COM      46625H100     2913        80128    SH           SOLE                80128
K Mart Corp.                      COM      482584109     2819       516365    SH           SOLE               516365
Kaman Corp.                       COM      483548103     1309        83880    SH           SOLE                83880
Kellwood Co.                      COM      488044108     2257        94005    SH           SOLE                94005
Key Energy Group, Inc.            COM      492914106       96        10400    SH           SOLE                10400
Kimberly-Clark Corp.              COM      494368103     4258        71200    SH           SOLE                71200
Kopin Corp.                       COM      500600101      188        13450    SH           SOLE                13450
Korea Fund                        COM      500634100      133        10196    SH           SOLE                10196
Lafarge Corp.                     COM      505862102      876        23325    SH           SOLE                23325
Laser Vision Centers, Inc.        COM      51807H100       49        23900    SH           SOLE                23900
Lincoln National Corp.            COM      534187109     1313        27030    SH           SOLE                27030
LSI Logic Corp.                   COM      502161102     3729       236310    SH           SOLE               236310
Lucent Technologies, Inc.         COM      549463107     1885       299269    SH           SOLE               299269
Manitowoc, Inc.                   COM      563571108     2206        70932    SH           SOLE                70932
May Department Stores Co.         COM      577778103     3693        99860    SH           SOLE                99860
Maytag Corp.                      COM      578592107     4257       137185    SH           SOLE               137185
McCormick & Co.                   COM      579780206     2353        56065    SH           SOLE                56065
Media Arts Group, Inc.            COM      58439C102       32        12000    SH           SOLE                12000
Moog, Inc.                        COM      615394202     1601        73432    SH           SOLE                73432
Nabors Industries, Inc.           COM      629568106     2438        71015    SH           SOLE                71015
National Commerce Financial Co    COM      635449101      440        17391    SH           SOLE                17391
Navidec                           COM      63934Q101        4        10000    SH           SOLE                10000
New Frontier Media, Inc.          COM      644398109       63        21000    SH           SOLE                21000
Nexiq Technologies, Inc.          COM      65334M101       17        11200    SH           SOLE                11200
Norsk Hydro                       COM      656531605     2569        61174    SH           SOLE                61174
Orthodontic Centers of America    COM      68750P103     2810        92147    SH           SOLE                92147
Paccar, Inc.                      COM      693718108      529         8058    SH           SOLE                 8058
Peregrine Systems, Inc .          COM      71366Q101      183        12319    SH           SOLE                12319
Pfizer, Inc.                      COM      717081103      771        19350    SH           SOLE                19350
Pharmacia Corp                    COM      71713u102      427        10000    SH           SOLE                10000
Polaris Industries, Inc.          COM      731068102     4121        71367    SH           SOLE                71367
PPG Industries                    COM      693506107     4061        78525    SH           SOLE                78525
Quaker Chemical Corp.             COM      747316107     1977        95955    SH           SOLE                95955
Radian Group, Inc.                COM      750236101      466        10850    SH           SOLE                10850
Raymond James Financial, Inc.     COM      754730109     1921        54070    SH           SOLE                54070
Red Hat, Inc.                     COM      756577102      156        22000    SH           SOLE                22000
Regions Financial Corp.           COM      758940100      268         8964    SH           SOLE                 8964
Regis Corp.                       COM      758932107     3191       123780    SH           SOLE               123780
Repsol YPF SA                     COM      76026T205     3403       234185    SH           SOLE               234185
Roxio, Inc.                       COM      780008108      294        17753    SH           SOLE                17753
Royal Bank of Canada              COM      780087102      252         7732    SH           SOLE                 7732
Salton, Inc.                    YPF SA     795757103      686        36325    SH           SOLE                36325
Sara Lee Corp.                    COM      803111103     5257       236502    SH           SOLE               236502
Sento Corp.                       COM      816918106       47        34000    SH           SOLE                34000
Smithfield Foods, Inc.            COM      832248108     2717       123255    SH           SOLE               123255
Soligen Tech, Inc.                COM      83423G109        5       114000    SH           SOLE               114000
Sprint PCS Corp.                  COM      852061506     2500       102423    SH           SOLE               102423
Standex International Corp.       COM      854231107     2129        97894    SH           SOLE                97894
Stanley Works                     COM      854616109     2912        62530    SH           SOLE                62530
Superior Industries Internatio    COM      868168105     1665        41375    SH           SOLE                41375
Syncor Intl Corp Del Com          COM      87157J106     1765        61620    SH           SOLE                61620
TBC Corp.                         COM      872180104     1643       122739    SH           SOLE               122739
Telefonos de Mexico SA            COM      879403780     3031        86555    SH           SOLE                86555
TeleTech Holdings                 COM      879939106      241        16800    SH           SOLE                16800
Toll Brothers, Inc.               COM      889478103     3054        69558    SH           SOLE                69558
Toro Co.                          COM      891092108     1802        40050    SH           SOLE                40050
TRW, Inc.                         COM      872649108     3250        87750    SH           SOLE                87750
Tyco International, Ltd.          COM      902124106     6689       113561    SH           SOLE               113561
United Technologies               COM      913017109     2942        45520    SH           SOLE                45520
Universal Corp.                   COM      913456109     1386        38075    SH           SOLE                38075
US Home & Garden                  COM      902939107        6        12400    SH           SOLE                12400
VF Corp.                          COM      918204108     3549        90964    SH           SOLE                90964
Vintage Petroleum, Inc.           COM      927460105     2650       183425    SH           SOLE               183425
Wachovia Corp 2nd New Corp.       COM      929903102     5093       162391    SH           SOLE               162391
Washington Federal, Inc.          COM      938824109     2261        87706    SH           SOLE                87706
WorldCom, Inc.                    COM      55268B106     4161       295491    SH           SOLE               295491
Xeta Technology                   COM      983909102       99        17000    SH           SOLE                17000

REPORT SUMMARY:            132 DATA RECORDS          $249,264               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

